Related parties, Analysis of the Balances with Related Parties (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balances with related parties [Abstract]
Amounts receivable	$ 1,247,942	$ 1,395,483
Amounts payable	3,263,615	3,701,960
Sears Roebuck de Mexico, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	323,991	374,745
Sitios Latinoamerica, S.A.B. de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	139,329	191,515
Amounts payable	664,496	601,438
Sanborns Hermanos, S.A. [Member]
Balances with related parties [Abstract]
Amounts receivable	267,318	253,211
Patrimonial Inbursa, S.A. [Member]
Balances with related parties [Abstract]
Amounts receivable	234,596	184,549
Grupo Condumex, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	47,580	40,773
Amounts payable	138,405	148,996
Telesites, S.A.B. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts receivable	106,392	117,204
Claroshop.com, S.A.P.I de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	10,917	57,092
Amounts payable	78,016	82,617
Carso Infraestructura y Construccion, S.A. de C.V. and Subsidiaries [Member]
Balances with related parties [Abstract]
Amounts payable	693,025	1,361,945
Carso Infraestructura y Construccion, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts receivable	9,565	9,763
Fianzas Guardiana Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	459,188	444,085
Grupo Financiero Inbursa, S.A.B. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	152,102	151,564
Seguros Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	206,605	114,998
Industrial Afiliada, S.A. de C.V.. [Member]
Balances with related parties [Abstract]
Amounts payable	250,529	310,140
Banco Inbursa, S.A. [Member]
Balances with related parties [Abstract]
Amounts payable	4,180	23,300
Promotora Inbursa, S.A. de C.V. [Member]
Balances with related parties [Abstract]
Amounts payable	8,478	51,758
Cicsa Peru, S.A.C. [Member]
Balances with related parties [Abstract]
Amounts payable	306,449	123,364
Sofom Inbursa, S.A. de C.V., Sofom, E.R [Member]
Balances with related parties [Abstract]
Amounts payable	23,280	1,287
Other [Member]
Balances with related parties [Abstract]
Amounts receivable	108,254	166,631
Amounts payable	$ 278,862	$ 286,468